Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Share-Based Compensation

 Note 7 | Share-based compensation

Plans	Eligibility	Granted	Vesting Period	Maximum Term	Settlement
Stock Options	Officers and eligible employees	Annually	25 percent per year over four years	10 years	Shares [1]
Performance Share Units ("PSUs")	Officers and eligible employees	Annually	On third anniversary of grant date based on total shareholder return relative to PSU peer group (75 percent weighting) and return on invested capital (25 percent weighting)	Not applicable	Cash
Restricted Share Units ("RSUs")	Officers and eligible employees	Annually	On third anniversary of grant date and not subject to performance conditions	Not applicable	Cash
Deferred Share Units ("DSUs")	Non-executive directors	At the discretion of the Board of Directors	Fully vest upon grant	Not applicable	Cash [2]
Stock Appreciation Rights ("SARs")	Awards no longer granted; legacy awards only	Awards no longer granted; legacy awards only	25 percent per year over four years	10 years	Cash

1  Stock options may also be settled by cash settlement or, if approved by the Company, by a broker-assisted "cashless exercise" arrangement or a “net exercise” arrangement.

2  Directors can redeem their DSUs for cash only when they leave the Board of Directors for an amount equal to the market value of the common shares at the time of redemption or as mandated by the Nutrien DSU Plan.

		Year of Grant
Stock options	Based on	2024	2023
Weighted average grant date fair value per option	Black-Scholes-Merton option-pricing model as of the date of the grant	14.22	25.67
Weighted average assumptions:
Exercise price per option	Quoted market closing price of common shares on the last trading day immediately preceding the date of the grant	53.45	78.95
Expected annual dividend yield (%)	Annualized dividend rate as of the date of the grant	4.06	2.49
Expected volatility (%)	Historical volatility of Nutrien's shares over a period commensurate with the expected life of the grant	33	33
Risk-free interest rate (%)	Zero-coupon government issues implied yield available on equivalent remaining term at the time of the grant	4.23	3.84
Average expected life of options (years)	Historical experience	8.5	8.5

			Compensation (Recovery) Expense
	Units Granted	Units Outstanding
	in 2024	as at December 31, 2024	2024	2023
Stock options	626,186	2,967,797	7	8
PSUs	656,161	1,636,585	3	(39)
RSUs	896,660	1,935,771	30	23
DSUs	47,945	456,574	(2)	(4)
SARs	‐	110,616	(1)	(2)
			37	(14)